REGULATORY FEES	12 Months Ended
Dec. 31, 2018
REGULATORY FEES
REGULATORY FEES

NOTE 25 - REGULATORY FEES

	12/31/2018	12/31/2017
CURRENT LIABILITIES
Research and Development - R&D	425,669	240,812
RGR quota	125,900	83,641
Energy Efficiency Program - PEE	—	65,802
Compensation for the use of water resources	61,236	178,978
CDE quota	16,400	89,688
PROINFA quota	14,714	9,159
Inspection fee for electric energy services	9,098	27,442
Other	—	32,658
	653,017	728,180
NON-CURRENT LIABILITIES
Research and Development - R&D	698,917	671,791
RGR quota	22,619	7,146
Energy Efficiency Program - PEE	—	19,486
	721,536	698,423
TOTAL	1,374,553	1,426,603

25.1 - Global Reversion Reserve - RGR

The contribution to the formation of the RGR is the responsibility of the concessionaires of the public electric energy service, by means of a quota called Reversal and Repossession of Electric Energy Services, of up to 2.5% of the value of the investments of the concessionaires and licensees, limited to 3% of annual revenue. The value of the quota is calculated as a component of the cost of the service of the concessionaires.

The concessionaires collect their annual quotas from the Fund, administered by CCEE, which operates the account within the limits set forth in Law No. 5,655/1971 and subsequent amendments.

According to Article 20 of Law No. 12,431 of 2011, this charge, which was expected to expire at the end of 2010, was extended until 2035. With the enactment of Law No. 12,783/2013, as from January 1, 2013, the following became exempt from paying annual RGR quotas:

a) The concessionaires and licensees of public electric energy distribution service;

b) The concessionaires of public electric energy transmission service tendered as of September 12, 2012; and

c) The concessionaires of public electric energy transmission and generation service extended under the terms of Law No. 12,783/2013.

25.2 - Energy Development Account - CDE

The CDE is designed to promote the states’ energy development, projects for the universalization of electric energy services, the subsidy program for low-income consumers and the expansion of the natural gas grid to serve states that do not yet have a piped network.

The CDE is also used to guarantee the competitiveness of energy produced from alternative sources (wind, small hydroelectric power plants and biomass) and national mineral coal.

25.3 - Financial compensation for the use of water resources

The Financial Compensation for the Use of Water Resources for electric energy generation was established by the Federal Constitution of 1988 and is a percentage that the hydroelectric generation concessionaires pay for the use of water resources. ANEEL manages the collection and distribution of resources among the beneficiaries: States, Municipalities and bodies of the direct administration of the Federal Government.

According to Law No. 8,001 of March 13, 1990, with changes made by Laws No. 9,433/1997, 9,984/2000 and 9,993/2000, 45% of the resources are destined to the Municipalities affected by the reservoirs of the HPPs, while the States are entitled to another 45%. The Federal Government holds 10% of the total. Generators characterized as Small Hydroelectric Power Plants (SHPs) are exempted from the payment of financial compensation.

The concessionaires pay 6.75% of the value of energy produced as Financial Compensation.

25.4 - Research and Development - R&D and Energy Efficiency Program - PEE

The electric energy concessionaires are required to apply, annually, the amount of at least 1% of their adjusted net operating revenue in research and development and energy efficiency program of the electricity sector, pursuant to Law No. 9,991 of July 24, 2000.

R&D resources are intended to cover studies and research into the planning of the expansion of the energy system, as well as the inventory and feasibility required to take advantage of hydroelectric potential. It is intended to promote a culture of innovation, creating new equipment and improving the provision of services that contribute to the security of electric energy supply, the rate modality, the reduction of the environmental impact of the sector and the country’s technological dependence.

PEE resources are intended to promote the efficient use of energy in all sectors of the economy through projects that demonstrate the importance and economic feasibility of improving the energy efficiency of equipment, processes and final uses of energy. It is intended to maximize the public benefits of energy saved and avoided demand, promoting the transformation of the market of energy efficiency, stimulating the development of new technologies and the creation of habits and rational practices of use of electric energy.